Accumulated Other Comprehensive Loss, Net of Tax (Accumuulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Net foreign currency translation adjustment
Net foreign currency translation adjustment, beginning balance	$ (191)	$ (14)	$ (34)
Net foreign currency translation adjustment, Net current year other comprehensive income (loss), net of tax and noncontrolling interest	(123)	(177)	20
Net foreign currency translation adjustment, Amounts reclassified from accumulated other comprehensive income	0	0	0
Net foreign currency translation adjustment, ending balance	(314)	(191)	(14)
Pension funding adjustment
Pension funding adjustment, beginning balance	(893)	(714)	(831)
Pension funding adjustment, Other comprehensive (loss) income before reclassifications	158	(216)	75
Pension funding adjustment, Amounts reclassified from accumulated other comprehensive income	22	37	42
Pension funding adjustment, Net current year other comprehensive income (loss), net of tax and noncontrolling interest	180	(179)	117
Pension funding adjustment, ending balance	(713)	(893)	(714)
Net unrealized gain on derivative instruments
Net unrealized gain on derivative instruments, beginning balance	18	35	15
Net unrealized gain on derivative instruments, Other comprehensive (loss) income before reclassifications	(31)	(25)	23
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income	3	8	(3)
Net unrealized gain on derivative instruments, Net current year other comprehensive income (loss), net of tax and noncontrolling interest	(28)	(17)	20
Net unrealized gain on derivative instruments, ending balance	(10)	18	35
Total
Accumulated other comprehensive loss, net of tax, beginning balance	(1,066)	(693)	(850)
Accumulated other comprehensive loss, net of tax, Other comprehensive (loss) income before reclassifications	4	(418)	118
Accumulated other comprehensive loss, net of tax, Amounts reclassified from accumulated other comprehensive income	25	45	39
Comprehensive income attributable to Willis Group Holdings, Net of tax amount	29	(373)	157
Accumulated other comprehensive loss, net of tax, ending balance	$ (1,066)	$ (693)	$ (850)	$ (1,037)